UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Fund:	Legg Mason Capital Management Special Investment Trust, Inc.

Fund Address:	100 International Drive Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1– Portfolio of Investments

LEGG MASON CAPITAL MANAGEMENT

SPECIAL INVESTMENT TRUST INC.

FORM N-Q

JANUARY 31, 2010

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Capital Management Special Investment Trust, Inc.

January 31, 2010 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.3%
Consumer Discretionary — 10.7%
Automobiles — 1.3%
Harley-Davidson Inc.	700,000	$15,918,000

Diversified Consumer Services — 1.6%
Career Education Corp.	900,000	19,575,000	A

Hotels, Restaurants and Leisure — 3.5%
Burger King Holdings Inc.	1,000,000	17,440,000
International Game Technology	1,400,000	25,676,000

		43,116,000

Household Durables — 2.1%
Lennar Corp.	1,700,000	26,112,000

Internet and Catalog Retail — 1.4%
Expedia Inc.	800,000	17,128,000	A

Multiline Retail — 0.8%
J.C. Penney Co. Inc.	400,000	9,932,000

Consumer Staples — 2.0%
Food and Staples Retailing — 2.0%
Safeway Inc.	1,100,000	24,695,000

Energy — 3.2%
Energy Equipment and Services — 1.7%
Exterran Holdings Inc.	1,000,000	20,280,000	A

Oil, Gas and Consumable Fuels — 1.5%
Chesapeake Energy Corp.	750,000	18,585,000

Financials — 29.5%
Capital Markets — 3.7%
Fortress Investment Group LLC	4,600,000	20,976,000	A
KKR and Co. (Guernsey) LP	165,000	1,641,750	A
Penson Worldwide Inc.	1,272,000	10,710,240	A,B
SEI Investments Co.	700,000	12,397,000

		45,724,990

Commercial Banks — 5.8%
Fifth Third Bancorp	1,300,000	16,172,000
KeyCorp	3,400,000	24,412,000
PrivateBancorp Inc.	1,250,000	17,000,000
Western Alliance Bancorp	2,600,000	13,338,000	A

		70,922,000

Consumer Finance — 1.6%
Capital One Financial Corp.	550,000	20,273,000

Diversified Financial Services — 2.5%
KKR Financial Holdings LLC	5,000,000	30,150,000

Insurance — 12.9%
Allied World Assurance Co. Holdings Ltd.	425,000	19,023,000

2	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Special Investment Trust, Inc. - Continued

January 31, 2010 (Unaudited)

	Shares/Par	Value
Financials — Continued
Insurance — Continued
Assured Guaranty Ltd.	3,000,000	$67,980,000	C
Genworth Financial Inc.	2,000,000	27,680,000	A
Prudential Financial Inc.	450,000	22,495,500
Syncora Holdings Ltd.	4,202,041	1,638,796	A,B
XL Capital Ltd.	1,200,000	20,124,000

		158,941,296

Real Estate Investment Trusts (REITs) — 1.3%
Pennymac Mortgage Investment Trust	1,000,000	16,100,000	A,B

Thrifts and Mortgage Finance — 1.7%
New York Community Bancorp Inc.	982,900	14,772,987
Radian Group Inc.	1,000,000	6,430,000

		21,202,987

Health Care — 14.6%
Biotechnology — 3.5%
Alkermes Inc.	2,100,000	22,974,000	A
Human Genome Sciences Inc.	750,000	19,852,500	A

		42,826,500

Health Care Equipment and Supplies — 8.5%
C.R. Bard Inc.	250,000	20,722,500
Gen-Probe Inc.	500,000	21,465,000	A
Mindray Medical International Ltd.—ADR	500,000	17,435,000
Stryker Corp.	550,000	28,556,000
Zimmer Holdings Inc.	300,000	16,896,000	A

		105,074,500

Health Care Providers and Services — 2.6%
WellPoint Inc.	500,000	31,860,000	A

Industrials — 10.7%
Airlines — 5.1%
Continental Airlines Inc., Class B Shares	2,200,000	40,458,000	A
Delta Air Lines Inc.	1,800,000	22,014,000	A

		62,472,000

Commercial Services and Supplies — 1.8%
Copart Inc.	650,000	21,944,000	A

Construction and Engineering — 1.0%
Quanta Services Inc.	700,000	12,754,000	A

Machinery — 2.8%
Kennametal Inc.	796,250	19,492,200

Quarterly Report to Shareholders	3

Portfolio of Investments - Continued

Legg Mason Capital Management Special Investment Trust, Inc. - Continued

January 31, 2010 (Unaudited)

	Shares/Par	Value
Industrials — Continued
Machinery — Continued
Snap-On Inc.	375,000	$15,330,000

		34,822,200

Information Technology — 18.7%
Internet Software and Services — 5.6%
DealerTrack Holdings Inc.	900,000	16,173,000	A
eBay Inc.	1,500,000	34,530,000	A
Rackspace Hosting Inc.	1,000,000	18,220,000	A

		68,923,000

IT Services — 3.4%
Euronet Worldwide Inc.	800,000	16,336,000	A
Paychex Inc.	900,000	26,091,000

		42,427,000

Semiconductors and Semiconductor Equipment — 3.9%
Micron Technology Inc.	3,200,000	27,904,000	A
National Semiconductor Corp.	1,500,000	19,890,000

		47,794,000

Software — 5.8%
MICROS Systems Inc.	725,000	20,720,500	A
Red Hat Inc.	1,200,000	32,664,000	A
Take-Two Interactive Software Inc.	2,000,000	18,560,000	A

		71,944,500

Materials — 2.8%
Chemicals — 2.1%
Nalco Holding Co.	1,100,000	25,938,000

Metals and Mining — 0.7%
United States Steel Corp.	200,000	8,886,000

Telecommunication Services — 2.8%
Wireless Telecommunication Services — 2.8%
NII Holdings Inc.	650,000	21,281,000	A
Sprint Nextel Corp.	4,000,000	13,120,000	A

		34,401,000

Utilities — 2.3%
Independent Power Producers and Energy Traders — 2.3%
Calpine Corp.	2,600,000	28,470,000	A

Total Common Stocks and Equity Interests (Cost — $927,621,140)		1,199,191,973

4	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Special Investment Trust, Inc. - Continued

January 31, 2010 (Unaudited)

	Shares/Par	Value
Preferred Stocks — 1.2%
Health Care — 1.2%
Biotechnology — 0.8%
BG Medicine Inc.	1,538,462	$10,000,003	B,D,E,F

Health Care Equipment and Supplies — 0.4%
Super Dimension Ltd., Series D-1	256,650	2,823,150	B,D,E,F
Super Dimension Ltd., Series D-2	209,986	2,309,846	B,D,E,F

		5,132,996

Total Preferred Stocks (Cost — $20,000,012)		15,132,999

Repurchase Agreements — 1.0%
Bank of America repurchase agreement dated 1/29/10, 0.060% due 2/1/10; Proceeds at maturity - $6,342,690; (Fully collateralized by U.S. government agency obligation, 1.250% due 1/19/12; Market value - $6,473,379)	$6,342,658	6,342,658
Goldman Sachs & Co. repurchase agreement dated 1/29/10, 0.080% due 2/1/10; Proceeds at maturity - $6,342,700; (Fully collateralized by U.S. government agency obligation, 1.125% due 12/15/11; Market value—$6,474,012)	6,342,658	6,342,658

Total Repurchase Agreements (Cost — $12,685,316)		12,685,316

Total Investments — 99.5% (Cost — $960,306,468#)		1,227,010,288
Other Assets Less Liabilities — 0.5%		6,223,998

Net Assets — 100.0%		$1,233,234,286

A	Non-income producing.
B	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2010, the total market value of Affiliated Companies was $43,582,035, and the cost was $62,108,160.
C	All or a portion of this security is pledged to cover future purchase commitments at January 31, 2010.
D	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
E	Illiquid security. At January 31, 2010, the value of these securities amounted to $15,132,999 or 1.2% of net assets.
F	Restricted Security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

Notes to Portfolio of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks and equity interests†	$1,199,191,973	—	—	$1,199,191,973
Preferred stocks†	—	—	$15,132,999	15,132,999
Short-term investments†	—	$12,685,316	—	12,685,316

Total investments	$1,199,191,973	$12,685,316	$15,132,999	$1,227,010,288

†	See Portfolio of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	PREFERRED STOCKS
Balance as of October 31, 2009	$16,999,543
Accrued premiums/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation) (1)	(1,866,544)
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of January 31, 2010	15,132,999

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2010(1)	$(1,866,544)

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Restricted Securities. Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)	Cost	Fair Value at 1/31/10	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
BG Medicine Inc.	1,538,462	07/08	$10,000,003	$10,000,003	$6.50	0.81%	—	—
Super Dimension Ltd., Series D-1	256,650	10/08	5,500,009	2,823,150	11.00	0.23%	—	—
Super Dimension Ltd., Series D-2	209,986	10/08	4,500,000	2,309,846	11.00	0.19%	—	—

			$20,000,012	$15,132,999		1.23%	—	—

(e) Illiquid Securities. Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the Fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the Fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$338,211,510
Gross unrealized depreciation	(71,507,690)

Net unrealized appreciation	$266,703,820

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

4. Transactions With Affiliated Companies:

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2010.

	Affiliate Value at 10/31/09	Purchased		Sold		Dividend Income	Affiliate Value at 1/31/10	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
BG Medicine Inc	$10,000,003	—	—	—	—	—	$10,000,003	—
Pennymac Mortgage Investment	17,489,500	$828,016	50,000	—	—	—	16,100,000	—
Penson Worldwide IncA	—	657,543	72,000	—	—	—	10,710,240	—
Super Dimension Ltd., Series D-1	3,849,750	—	—	—	—	—	2,823,150	—
Super Dimension Ltd., Series D-2	3,149,790	—	—	—	—	—	2,309,846
Syncora Holdings LTD	1,428,694	—	—	—	—	—	1,638,796	—

	$35,917,737	$1,485,559		—		—	$43,582,035	—

A	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Special Investment Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Special Investment Trust, Inc.
Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Special Investment Trust, Inc.
Date: March 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer,
Legg Mason Capital Management Special Investment Trust, Inc.
Date: March 23, 2010